Equity investments measured at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity investments measured at fair value through other comprehensive income
17	EQUITY INVESTMENTS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2019	December 31, 2018
	RMB	RMB
China Pacific Insurance (Group) Co., Ltd.	185	139
Chengdu Huaqi Houpu Holding Co., Ltd.	191	114
Other items	546	485

	922	738

The above equity investments are planned to be held for a long term by the Group for strategic purpose, the Group designates them as equity investments at fair value through other comprehensive income.
Dividends amounting to RMB 22 were received on these investments during the year ended December 31, 2019 (2018
:

RMB

52).